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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000






                                        April 1, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust VII (the "Trust") (File Nos. 2-68918 and 811-3090) on behalf of MFS(R)Capital Opportunities Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 33 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 28, 2003.

     Please call the undersigned or Martha Donovan at (617) 954-5842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn